Net sales	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
27 NET SALES

	03/31/2025	03/31/2024
Gross sales	13,931,964	11,434,047
Sales deductions
Returns and cancellations	(36,433)	(54,357)
Discounts and rebates	(1,812,315)	(1,394,942)
	12,083,216	9,984,748
Taxes on sales	(530,295)	(526,146)
Net sales	11,552,921	9,458,602